SHORT-TERM BANK BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2019
SHORT-TERM BANK BORROWINGS
Schedule of short-term bank borrowings

Short-term bank borrowings consisted of the following at September 30, 2019:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	6,190,000	866,013	11/5/2018	11/1/2019	6.09%
Agricultural Bank - Longwan Branch	8,000,000	1,119,241	11/19/2018	11/18/2019	6.09%
Agricultural Bank - Longwan Branch	8,700,000	1,217,175	1/2/2019	1/1/2020	6.09%
Agricultural Bank - Longwan Branch	5,750,000	804,455	7/23/2019	7/22/2020	6.65%
Agricultural Bank - Longwan Branch	4,300,000	601,592	8/1/2019	7/1/2020	6.65%
Agricultural Bank - Longwan Branch	6,000,000	839,431	8/26/2019	8/25/2020	5.66%
Bank of China	2,850,000	398,730	9/11/2019	9/9/2020	5.27%
Bank of China	4,250,000	594,597	9/24/2019	9/22/2020	5.27%
Bank of China	3,400,000	475,677	9/20/2019	9/18/2020	5.27%
China Merchants Bank	13,500,000	1,888,719	12/14/2018	12/9/2019	5.44%
China Merchants Bank	3,000,000	419,715	3/20/2019	12/9/2019	5.44%
China Merchants Bank	1,955,000	273,516	9/3/2019	2/29/2020	4.35%
Industrial Bank	1,000,000	139,905	12/5/2018	12/4/2019	6.50%
Industrial Bank	7,000,000	979,336	11/8/2018	11/8/2019	6.50%
Industrial Bank	6,000,000	839,431	11/12/2018	11/5/2019	6.50%
China Minsheng Bank	3,000,000	419,715	6/19/2019	6/19/2020	6.74%
China Minsheng Bank	2,880,000	402,927	6/20/2019	6/20/2020	6.74%
Ping An Bank	3,600,000	503,659	9/20/2019	9/20/2020	7.96%
CZBANK	3,200,000	447,696	8/9/2019	4/10/2020	6.00%
CZBANK	4,700,000	657,554	8/14/2019	4/14/2020	6.00%
CZBANK	1,500,000	209,858	8/12/2019	4/14/2020	6.09%
CZBANK	1,000,000	139,905	9/11/2019	4/9/2020	6.00%
CZBANK	3,000,000	419,715	9/12/2019	4/13/2020	6.00%
CZBANK	2,600,000	363,753	9/17/2019	4/10/2020	6.00%
Bank of Communications	4,500,000	629,573	7/25/2019	2/20/2020	7.80%
Bank of Communications	4,500,000	629,573	7/26/2019	2/20/2020	7.40%
Total	116,375,000	16,281,461

Short-term bank borrowings consisted of the following at September 30, 2018:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	6,190,000	901,281	12/1/2017	11/25/2018	6.00%
Agricultural Bank - Longwan Branch	8,000,000	1,164,822	1/18/2018	12/5/2018	6.00%
Agricultural Bank - Longwan Branch	7,580,000	1,103,669	1/18/2018	10/8/2018	6.00%
Agricultural Bank - Longwan Branch	8,700,000	1,266,744	1/29/2018	1/5/2019	6.22%
Agricultural Bank - Longwan Branch	4,300,000	626,092	8/16/2018	8/15/2019	6.09%
Agricultural Bank - Longwan Branch	5,750,000	837,216	8/21/2018	8/1/2019	6.09%
Agricultural Bank - Longwan Branch	6,000,000	873,617	9/27/2018	9/1/2019	6.09%
Bank of China	4,250,000	618,812	4/3/2018	4/2/2019	5.27%
Bank of China	6,800,000	990,099	4/3/2018	4/2/2019	5.27%
China Merchants Bank	15,000,000	2,184,042	12/12/2017	12/6/2018	5.44%
China Merchants Bank	1,500,000	218,404	2/8/2018	12/1/2018	5.66%
Industrial Bank	6,500,000	946,419	12/6/2017	12/3/2018	6.50%
Industrial Bank	3,000,000	436,809	12/7/2017	11/27/2018	6.00%
Industrial Bank	5,500,000	800,815	12/8/2017	11/20/2018	6.45%
China Minsheng Bank	4,000,000	582,411	6/28/2018	3/31/2019	5.44%
China Minsheng Bank	2,200,000	320,326	6/28/2018	3/31/2019	5.44%
Ping An Bank	6,200,000	902,737	9/25/2018	9/25/2019	7.96%
CZBANK	3,500,000	509,610	4/20/2018	10/19/2018	6.53%
CZBANK	6,000,000	873,617	4/19/2018	10/18/2018	6.48%
CZBANK	6,000,000	873,617	4/17/2018	10/16/2018	6.53%
CZBANK	1,500,000	218,404	4/19/2018	10/18/2018	6.50%
Bank of Communications	9,000,000	1,310,425	9/10/2018	9/7/2019	6.34%
CZBANK	4,880,000	710,542	4/26/2018	4/26/2019	4.35%
Total	132,350,000	19,270,530

Schedule of carrying values of pledged assets to secure short-term borrowings

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	As of September 30,
	2019	2018
Term Deposit as Collateral	$—	$728,014
Accounts receivable	2,028,624	—
Buildings, net	4,312,115	4,583,560
Land use rights, net	402,622	431,621
Machinery, net	98,210	154,795
Inventory	1,608,909	1,674,432
Total	$8,450,480	$7,572,422